Other receivables and assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	148 Months Ended
	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 5,640	€ 41,300
Research tax credit ("CIR")		3,196	€ 3,196
Current prepaid expenses related to CRO		961
Current advances to suppliers		2,577
2025, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")		3,196
2026, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")		€ 1,139